LEASES - Supplemental balance sheet information (Details)	Dec. 31, 2022	Dec. 31, 2021
LEASES
Weighted-average Remaining Lease Term, Operating leases	3 years 1 month 28 days	4 years 1 month 28 days
Weighted-average Discount Rate, Operating leases	4.25%	4.25%